Related Party Transactions - Significant Transactions Between the Company, Excluding the Controlling Company, and Related Companies (Detail) - Company, excluding the controlling company [member] - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	₩ 19,513	₩ 21,659	₩ 10,543
Other sales		5
Purchase of material	98	3,335	5,953
Other purchases	8,113	5,912	6,386
New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Sales	223,567	226,042	420,094
Other sales	13,207
Other purchases	49	14	667
SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	26,288	29,330	32,160
Other sales			44
Purchase of material	3,578	21,479	6,518
Other purchases	17,985	9,494	53,260
Chuncheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	42,147	288,307
Noeul Green Energy [member]
Disclosure of transactions between related parties [line items]
Sales	11,863	107,268
Other purchases	2,178
VSC POSCO Steel Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	19,404	43,650	37,416
Other sales		47
Purchase of material	188	479	2,395
Other purchases			3
USS-POSCO Industries [member]
Disclosure of transactions between related parties [line items]
Sales	26,899	287,072	353,626
Other sales	107
Purchase of material	2,222	1,195	1,109
CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Sales	241,299	157,814	845,979
Purchase of material	101,018
Other purchases	21,154
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	38,484	61,844	68,300
Other sales			111
Purchase of material	47,241	57,179	70,236
LLP POSUK Titanium [Member]
Disclosure of transactions between related parties [line items]
Purchase of material	3,972	14,575
BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	4		3
Purchase of material	20,145	24,365	23,320
POS-SEAHSTEELWIRE(TIANJIN)CO., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	20,004	15,759	9,668
PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Purchase of material	21,024	13,079
POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	34,088	31,711	30,310
Purchase of material	192	65	4
Zhangjiagang Pohang Refractories Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		250	970
Other sales		14	1,248
Purchase of material	87	364	17,484
Other purchases	1,632	2,472	2,023
Sebang Steel [member]
Disclosure of transactions between related parties [line items]
Sales	441
Purchase of material	23,778	26,276	29,007
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN'L TRADING CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales	43,764	157,886	214,521
Purchase of material		3,535	3,960
Other purchases			3,190
DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Sales			800
Other sales	99		9,322
Purchase of material	47,092	72,582	241,074
South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Other sales	62,423	87,973	47,556
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	272,107	195,139	415,217
Other sales	43,126	11,184	17,793
Purchase of material	19,520	16,664	18,518
Other purchases	19,483	1,801	2,683
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	1,019,872	1,746,453	2,478,687
Other sales	118,962	99,223	76,074
Purchase of material	290,155	277,201	469,440
Other purchases	₩ 70,594	35,912	95,386
SeAH Changwon Integrated Special Steel [member]
Disclosure of transactions between related parties [line items]
Sales		16,294	32,802
Purchase of material		22,029	49,862
Other purchases			1,977
Posco e&c Songdo International Building [member]
Disclosure of transactions between related parties [line items]
Sales		4,245	6,278
Other purchases		16,219	₩ 25,197
Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		₩ 102,183